Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Mortgage-backed securities
Estimated Fair Value	$ 225,792	$ 234,902
U.S. Government sponsored enterprises
Estimated Fair Value	8,732	10,515
State and political subdivisions
Estimated Fair Value	104,455	105,093
US Treasury [Member]
Estimated Fair Value	7,257	10,144
Private label mortgage-backed securities
Estimated Fair Value	41,767	31,270
Level 3 | Mortgage-backed securities
Estimated Fair Value	0	0
Level 3 | U.S. Government sponsored enterprises
Estimated Fair Value	0	0
Level 3 | State and political subdivisions
Estimated Fair Value	0	0
Level 3 | US Treasury [Member]
Estimated Fair Value	0	0
Level 3 | Private label mortgage-backed securities
Estimated Fair Value	0	0
Level 1 | Mortgage-backed securities
Estimated Fair Value	0	0
Level 1 | U.S. Government sponsored enterprises
Estimated Fair Value	0	0
Level 1 | State and political subdivisions
Estimated Fair Value	0	0
Level 1 | US Treasury [Member]
Estimated Fair Value	0	0
Level 1 | Private label mortgage-backed securities
Estimated Fair Value	0	0
Level 2 | Mortgage-backed securities
Estimated Fair Value	225,792	234,902
Level 2 | U.S. Government sponsored enterprises
Estimated Fair Value	8,732	10,515
Level 2 | State and political subdivisions
Estimated Fair Value	104,455	105,093
Level 2 | US Treasury [Member]
Estimated Fair Value	7,257	10,144
Level 2 | Private label mortgage-backed securities
Estimated Fair Value	$ 41,767	$ 31,270